Financial instruments and financial risk factors - Narrative (Details)	9 Months Ended
Jul. 31, 2022
Currency risk | Currency in which supplementary information is displayed
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	500.00%